CONDENSED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 74,021,706	$ 52,117,581
Amounts receivable	304,606	610,121
Prepaid expenses and other assets	679,727	734,310
Total Current Assets	75,006,039	53,462,012
Non-Current Assets
Deposits	85,369	95,835
Exploration and evaluation assets	274,721,793	252,380,408
Equipment	7,578,870	7,587,659
Total Non-current assets	282,386,032	260,063,902
TOTAL ASSETS	357,392,071	313,525,914
Current Liabilities
Accounts payable and accrued liabilities	6,544,448	3,998,313
Current portion of lease liabilities	777,586	558,960
Flow-through share premium liability	0	227,522
Total Current Liabilities	7,322,034	4,784,795
Non-current Liabilities
Deferred income tax liability	711,587	725,066
Long-term lease liabilities	3,253,429	2,086,007
Convertible debentures	226,853,084	119,581,192
Total Non-current liabilities	230,818,100	122,392,265
TOTAL LIABILITIES	238,140,134	127,177,060
EQUITY
Share capital	255,953,457	218,787,664
Reserves	54,939,225	48,800,771
Accumulated other comprehensive loss	(4,339,619)	(2,247,226)
Accumulated deficit	(212,301,767)	(103,501,461)
Total Equity, before non-controlling interests	94,251,296	161,839,748
Non-controlling interests	25,000,641	24,509,106
TOTAL EQUITY	119,251,937	186,348,854
TOTAL LIABILITIES AND EQUITY	$ 357,392,071	$ 313,525,914